Note 11 - Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended		92 Months Ended	95 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Details
Provision for income taxes
Marginal tax rate			39.00%